Prepayments and other current assets (Details) (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jan. 10, 2022	Dec. 31, 2021 USD ($)	Dec. 28, 2021 CNY (¥)	Aug. 16, 2021 CNY (¥)
Prepayments and other current assets
Minority Interest	¥ 159,900	¥ 166,987			$ 25,092
Provision For Prepayments and Other Current Assets	¥ 636	¥ 1,500	¥ 0
High Vision Beijing Network Technology Co Ltd [Member]
Prepayments and other current assets
Minority Interest						¥ 100,000
Percentage Of Voting Equity Interests Acquired				100.00%		100.00%
Beijing Xiao Benniao Information Technology Co Ltd [Member] | Investment Agreement [Member]
Prepayments and other current assets
Minority Interest							¥ 100,000